Note 14 - Related Party Transactions - Subsidiary Ownership (Details) - Minera Los Lagartos, S.A. de C.V. [member] - MEXICO	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
MAG's effective interest	100.00%	100.00%
Juanicipio Entities [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%